Revenues from Contract with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Summary of disaggregation of revenue from contracts with customers

The table below shows the disaggregation of the Group’s revenue from contracts with external customers:

	For the year ended December 31, 2021
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	207,815	—	207,815
Revenues from other containment and delivery solutions	486,223	—	486,223
Revenues from engineering	—	149,882	149,882
Total revenue from contracts with customers	694,038	149,882	843,920

Geographical markets
EMEA	415,489	77,985	493,474
APAC	79,463	38,284	117,747
North America	175,231	31,730	206,961
South America	23,855	1,883	25,738
Total revenue from contracts with customers	694,038	149,882	843,920

Timing of revenue recognition
Goods and services transferred at a point in time	667,717	35,477	703,194
Goods and services transferred over time	26,321	114,405	140,726
Total revenue from contracts with customers	694,038	149,882	843,920

	For the year ended December 31, 2020
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	146,332	—	146,332
Revenues from other containment and delivery solutions	418,599	—	418,599
Revenues from engineering	—	97,106	97,106
Total revenue from contracts with customers	564,931	97,106	662,037

Geographical markets
EMEA	338,564	59,575	398,139
APAC	54,433	12,702	67,135
North America	151,418	23,501	174,919
South America	20,516	1,328	21,844
Total revenue from contracts with customers	564,931	97,106	662,037

Timing of revenue recognition
Goods and services transferred at a point in time	553,789	38,417	592,207
Goods and services transferred over time	11,142	58,689	69,830
Total revenue from contracts with customers	564,931	97,106	662,037

	For the year ended December 31, 2019
(EUR thousand)	Biopharmaceutical and Diagnostic Solutions	Engineering	Total
Type of goods or service
Revenues from high-value solutions	90,700	—	90,700
Revenues from other containment and delivery solutions	364,341	—	364,341
Revenues from engineering	—	81,498	81,498
Total revenue from contracts with customers	455,041	81,498	536,539

Geographical markets
EMEA	270,339	52,485	322,824
APAC	41,129	14,393	55,522
North America	119,054	13,381	132,435
South America	24,519	1,239	25,758
Total revenue from contracts with customers	455,041	81,498	536,539

Timing of revenue recognition
Goods and services transferred at a point in time	455,041	33,684	488,725
Goods and services transferred over time	—	47,814	47,814
Total revenue from contracts with customers	455,041	81,498	536,539

Summary of contractual asset from contracts with customer

The following table provides information on contractual asset from contracts with customer:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Trade Receivables	165,259	127,818
Contract Assets	62,133	39,430
Contract Liabilities	(18,771)	(5,031)
Advances From Customers	(23,616)	(48,361)
Total	185,005	113,856